Redeemable Convertible Preferred Shares (Details) - Schedule of Redeemable Convertible Preferred Shares ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Beginning balance	¥ 2,743,144
Redemption value accretion	116,308
Foreign currency translation adjustment	73,634
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(2,933,086)
Ending balance
Series A-2 Redeemable Convertible Preferred Shares [Member]
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Beginning balance	102,743
Redemption value accretion	3,041
Foreign currency translation adjustment	2,747
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(108,531)
Ending balance
Series B Redeemable Convertible Preferred Shares
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Beginning balance	446,889
Redemption value accretion	15,642
Foreign currency translation adjustment	11,870
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(474,401)
Ending balance
Series C Redeemable Convertible Preferred Shares
Schedule of Redeemable Convertible Preferred Shares [Line Items]
Beginning balance	2,193,512
Redemption value accretion	97,625
Foreign currency translation adjustment	59,017
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(2,350,154)
Ending balance